Financing arrangements (Convertible Notes) (Details) - USD ($) $ / shares in Units, shares in Millions		1 Months Ended
	May 01, 2013	Feb. 28, 2013	Dec. 31, 2015	May 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2006
Debt Instrument [Line Items]
Aggregate principal amount of notes issued				$ 3,500,000,000.0	$ 4,500,000,000.0	$ 8,100,000,000
Convertible notes payable [Member] | 0.375% Convertible Notes Due 2013 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes issued							$ 2,500,000,000.0
Stated contractual interest rate on note	0.375%	0.375%					0.375%
Repayments of convertible notes		$ 2,500,000,000
Cash settlement of convertible bond hedge		99,000,000
Class of warrant or right, number of securities called by warrants or rights	32
Exercise price of warrants (in usd per warrant)	$ 104.80
Payments for repurchase of warrants	$ 100,000,000
Carrying amount of equity component of debt			$ 829,000,000
Convertible notes payable [Member] | 0.375% Convertible Notes Due 2013 [Member] | Excess conversion value [Member]
Debt Instrument [Line Items]
Repayments of convertible notes		$ 99,000,000